UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-0234

Seligman Common Stock Fund, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue

New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 9/30/07

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman Common Stock Fund, Inc.
Schedule of Investments (unaudited)
September 30, 2007

	Shares, Warrants, Shares Subject to Call, or Principal Amount		Value

Common Stocks and Warrants 89.2%
Aerospace and Defense 2.3%
Boeing	34,900	shs.	$3,664,151
Honeywell International	33,800		2,010,086

			5,674,237

Air Freight and Logistics 1.0%
TNT (ADR)	27,500		1,153,625
UTI Worldwide	53,800		1,236,324

			2,389,949

Airlines 0.5%
Delta Air Lines*	61,900		1,111,105

Auto Components 1.0%
Goodyear Tire & Rubber*	80,200		2,438,882

Automobiles 0.9%
General Motors	58,700		2,154,290

Biotechnology 2.7%
Amgen*	21,900		1,238,883
Cephalon*	22,200		1,621,932
Genentech*	15,400		1,201,508
Pharmion*	56,276		2,596,575

			6,658,898

Capital Markets 3.8%
Fortress Investment Group (Class A)	128,500		2,739,620
Goldman Sachs Group	11,450		2,481,673
Merrill Lynch	25,000		1,782,000
Morgan Stanley	36,800		2,318,400

			9,321,693

Chemicals 0.5%
E. I. du Pont de Nemours	24,100		1,194,396

Commercial Banks 1.7%
Wachovia	81,440		4,084,216

Commercial Services and Supplies 1.0%
Avery Dennison	21,300		1,214,526
Waste Management	31,900		1,203,906

			2,418,432

Communications Equipment 5.3%
Alcatel-Lucent (ADR)*	272,074		2,769,713
Alcatel-Lucent (exercise price of $2.75, expiring 12/17/2007)*	1,267,861	wts.	16,165
Cisco Systems*	68,660	shs.	2,273,333
Comverse Technology*	269,042		5,347,210
QUALCOMM	56,800		2,400,368

			12,806,789

Computers and Peripherals 4.6%
Apple*	15,500		2,379,870
Hewlett-Packard	41,600		2,071,264
Network Appliance*	82,400		2,217,384
SanDisk*	21,900		1,206,690
Seagate Technology	126,257		3,229,654

			11,104,862

Consumer Finance 1.6%
Capital One Financial	33,017		2,193,319
Discover Financial Services	82,500		1,716,000

			3,909,319

Containers and Packaging 2.0%
Smurfit-Stone Container*	426,270		4,978,834

Diversified Financial Services 6.3%
Bank of America	81,860		4,115,102
CIT Group	52,900		2,126,580
Citigroup	93,426		4,360,191
JPMorgan Chase	104,850		4,804,227

			15,406,100

Diversified Telecommunication Services 1.6%
Qwest Communications*	227,400		2,082,984
Time Warner Telecom (Class A)*	78,100		1,715,857

			3,798,841

Energy Equipment and Services 1.4%
Halliburton	89,800		3,448,320

Food and Staples Retailing 3.1%
CVS/Caremark	44,100		1,747,683
Rite Aid*	909,021		4,199,677
Wal-Mart Stores	36,100		1,575,765

			7,523,125

Health Care Equipment and Supplies 2.2%
Boston Scientific*	235,486		3,285,030
C.R. Bard	10,500		925,995
Gen-Probe*	18,600		1,238,388

			5,449,413

Health Care Providers and Services 0.7%
Quest Diagnostics	29,600		1,709,992

Hotels, Restaurants and Leisure 2.1%
Las Vegas Sands*	14,000		1,867,880
Starbucks*	127,600		3,343,120

			5,211,000

Independent Power Producers and Energy Traders 0.8%
AES*	59,400		1,190,376
Mirant*	16,500		671,220

			1,861,596

Industrial Conglomerates 3.3%
3M	22,400		2,096,192
General Electric	144,810		5,995,134

			8,091,326

Insurance 1.9%
American International Group	26,800		1,813,020
Hartford Financial Services Group	31,000		2,869,050

			4,682,070

Internet Software and Services 4.2%
Google (Class A)*	4,030		2,286,098
SAVVIS*	81,700		3,168,326
Yahoo!*	176,861		4,746,949

			10,201,373

IT Services 0.3%
Cognizant Technology Solutions (Class A)*	7,900		630,183

Life Sciences Tools and Services 0.3%
Applera - Applied Biosystems Group	17,600		609,664

Machinery 0.9%
Joy Global	41,200		2,095,432

Media 2.6%
Gemstar-TV Guide International*	746,300		5,194,248
Time Warner	64,200		1,178,712

			6,372,960

Metals and Mining 2.1%
Alcoa	54,000		2,112,480
Barrick Gold	31,200		1,256,736
Freeport-McMoRan Copper & Gold (Class B)	17,400		1,825,086

			5,194,302

Multiline Retail 1.6%
Kohl’s*	66,500		3,812,445

Oil, Gas and Consumable Fuels 7.0%
Cameco	42,800		1,979,072
Chevron	17,600		1,647,008
ConocoPhillips	41,800		3,668,786
El Paso	139,700		2,370,709
Exxon Mobil	58,930		5,454,561
Marathon Oil	10,700		610,114
XTO Energy	21,500		1,329,560

			17,059,810

Pharmaceuticals 3.9%
Adams Respiratory Therapeutics*	33,500		1,291,090
Bristol-Meyers Squibb	78,700		2,268,134
Johnson & Johnson	18,800		1,235,160
Pfizer	48,838		1,193,112
Wyeth	81,400		3,626,370

			9,613,866

Real Estate Investment Trusts 0.4%
SL Green Realty	9,300		1,085,961

Road and Rail 0.2%
YRC Worldwide*	21,906		598,472

Semiconductors and Semiconductor Equipment 3.6%
Advanced Micro Devices*	119,217		1,573,664
Broadcom (Class A)*	16,500		601,260
Intel	40,600		1,049,916
Marvell Technology Group*	75,931		1,242,991
Maxim Integrated Products	62,100		1,822,635
QIMONDA (ADR)*	104,300		1,178,590
Texas Instruments	33,000		1,207,470

			8,676,526

Software 3.6%
Adobe Systems*	23,400		1,021,644
BEA Systems*	299,933		4,160,071
Microsoft	124,900		3,679,554

			8,861,269

Specialty Retail 2.9%
OfficeMax	116,100		3,978,747
Urban Outfitters*	144,573		3,151,691

			7,130,438

Tobacco 2.3%
Altria Group	78,900		5,485,917

Wireless Telecommunication Services 1.0%
NII Holdings*	31,100		2,554,865

Total Common Stocks and Warrants			217,411,168

Options Purchased* 2.5%
Biotechnology 0.1%
Amgen, Call expiring January 2009 at $60	34,400		230,480

Capital Markets 0.1%
Bear Stearns Companies, Call expiring January 2008 at $150	13,900		33,360
Lehman Brothers Holdings, Call expiring January 2008 at $60	20,300		125,860
Lehman Brothers Holdings, Call expiring January 2009 at $80	33,800		145,340

			304,560

Communications Equipment 0.5%
Comverse Technology, Call expiring January 2008 at $20	189,600		289,140
JDS Uniphase, Call expiring January 2009 at $15	150,300		480,960
Motorola, Call expiring January 2009 at $20	94,900		189,800
QUALCOMM, Call expiring January 2009 at $40	23,500		196,695

			1,156,595

Computers and Peripherals 0.2%
Seagate Technology, Call expiring January 2009 at $25	82,100		418,710

Containers and Packaging 0.0%
Smurfit-Stone Container, Call expiring January 2008 at $10	47,900		105,380

Diversified Financial Services 0.2%
CIT Group, Call expiring January 2008 at $35	42,600		323,760
CIT Group, Call expiring January 2008 at $40	26,600		111,720

			435,480

Health Care Equipment and Supplies 0.1%
Boston Scientific, Call expiring January 2009 at $20	166,600		137,445

Hotels, Restaurants and Leisure 0.1%
Starbucks, Call expiring January 2009 at $30	51,000		124,950

Internet Software and Services 0.2%
Yahoo!, Call expiring January 2009 at $25	31,200		185,640
Yahoo!, Call expiring January 2009 at $30	79,600		274,620

			460,260

Metals and Mining 0.1%
Alcoa, Call expiring January 2008 at $35	38,500		223,300

Multiline Retail 0.2%
Kohls, Call expiring January 2008 at $55	39,300		251,520
Macy’s, Call expiring January 2008 at $30	41,600		195,520

			447,040

Semiconductors and Semiconductor Equipment 0.4%
Advanced Micro Devices, Call expiring January 2008 at $15	124,000		95,480
Intel, Call expiring January 2009 at $20	75,300		572,280
Marvell Technology Group, Call expiring January 2009 at $20	94,400		194,464
Micron Technology, Call expiring January 2009 at $15	187,200		187,200

			1,049,424

Software 0.1%
BEA Systems, Call expiring January 2008 at $10	72,500		290,000

Specialty Retail 0.0%
OfficeMax, Call expiring February 2008 at $32.50	22,600		103,960
OfficeMax, Call expiring January 2008 at $45	50,900		20,360

			124,320

Thrifts and Mortgage Finance 0.0%
Countrywide Financial, Call expiring January 2009 at $37.50	1,600		1,520

Tobacco 0.2%
Altria Group, Call expiring January 2008 at $85	44,000		426,800

Total Options Purchased			5,936,264

Short-Term Holdings 8.0%
Equity-Linked Notes† 6.7%
Deutsche Bank:
36.2%, 11/2/07 (a)	$1,496,270		1,338,189
33.25%, 2/1/08 (b)	1,650,000		1,551,083
Goldman Sachs Group:
40%, 2/19/08 (c)	1,625,000		1,537,526
40%, 3/19/08 (d)	1,610,400		1,706,976
Lehman Brothers:
41.66%, 2/9/08 (e)	1,650,000		1,500,791
39.35%, 3/5/08 (f)	1,620,000		1,722,222
37.51%, 3/19/08 (g)	1,610,000		1,615,329
Merrill Lynch:
30%, 10/3/07 (h)	1,238,000		643,735
30%, 10/23/07 (i)	800,000		792,279
Morgan Stanley:
30%, 10/19/07 (j)	1,000,000		828,042
44.61%, 2/15/08 (k)	1,637,000		1,415,925
44%, 3/20/08 (l)	1,667,000		1,725,862

Total Equity-Linked Notes			16,377,959

Time Deposit 1.3%
BNP Paribas, Grand Cayman, 5.15%, 10/1/07	3,217,000		3,217,000

Total Short-Term Holdings			19,594,959

Total Investments 99.7%			242,942,391
Other Assets Less Liabilities 0.3%			809,651

Net Assets 100.0%			$243,752,042

* Non-income producing security.

ADR - American Depositary Receipts.

† This security may be offered and sold only to a “qualified institutional buyer” under Rule 144A of the Securities Act of 1933. These notes are exchangeable at maturity, based on the terms of the respective notes, for shares of common stock of a company or cash at a maturity value which is generally determined as follows:

The principal amount of the notes plus or minus the lesser of A) the lowest return of the companies’ respective stock price determined at maturity from the date of purchase of the notes, or B) the percent limit indicated below in parenthesis:

(a)	Herbalife, JetBlue Airways and Qwest Communications International (+10%)

(b)	Gemstar-TV Guide International, OfficeMax and Qwest Communications International (+20%)

(c)	Delta Air Lines, Discover Financial Services and SAVVIS (no limit)

(d)	Gemstar-TV Guide International, UTI Worldwide and Yahoo! (no limit)

(e)	Network Appliance, Rite Aid and Yahoo! (+20%)

(f)	Boston Scientific, Comverse Technology and Marvell Technology (no limit)

(g)	Comverse Technology, Kohl's and Marvell Technology (no limit)

(h)	Archer Daniels Midland, Countrywide Financial and Foot Locker (+10%)

(i)	Adams Respiratory Therapeutics, Seagate Technology and Smurfit-Stone Container (+5%)

(j)	Adams Respiratory Therapeutics, Alcatel-Lucent ADR and UTI Worldwide (+9%)

(k)	QIMONDA ADR, Rite Aid and Washington Mutual (+20%)

(l)	Boston Scientific, Fortress Investment and Rite Aid (no limit)

The cost of investments for federal income tax purposes was $228,304,996. The tax basis gross appreciation and depreciation of portfolio securities were $26,064,264, and $11,426,869, respectively. Net unrealized appreciation was $14,637,395.

Security Valuation — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated (the "Manager") based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings maturing in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the Manager believes it approximates fair value.

ITEM 2. CONTROLS AND PROCEDURES.

a.	The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN COMMON STOCK FUND, INC.

By:	/S/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date:	November 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date:	November 26, 2007

By:	/S/ LAWRENCE P. VOGEL

Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	November 26, 2007

SELIGMAN COMMON STOCK FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.